Exhibit 99.10

Unique LoanID	Final Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Purpose at origination	Occupancy at origination	LTV Original (Calculated)	LTV Combined Orig (Calculated)	Debt (Back) Ratio From 1008
30000127	3	[3] ROR Missing [3] HUD-1 Missing [3] TIL Missing [2] Initial GFE Missing [2] Credit Score Disclosure Not Present [2] Initial TIL Missing [2] Affiliated Business Doc Missing [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	95	95
30000130	3	[3] ROR Missing [3] HUD-1 Missing [3] TIL Missing [2] Initial GFE Missing [2] Credit Score Disclosure Not Present [2] Initial TIL Missing [2] State - Missing Application Disclosure [2] State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note [2] State - Missing Broker Agreement [2] State - Missing Lock-In Agreement		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	83.15	83.15
30000131	3	[3] Texas Section 50 ( a ) (6) violation [3] State Late Charge Not Standard [3] Violation of TX Equity Out 12 Day Cooling-Off Period [3] [TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Notice Concerning Equity Loan Extensions of Credit / Home Equity Disclosure is in file; however, is dated 2 days prior to closing. [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Complaints and Inquiries Notice
[TXH] Home Loan Provision: The loan was not closed 12 days after date Notice Concerning Equity Loan Extensions of Credit was provided
[TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Notice Concerning Equity Loan Extensions of Credit / Home Equity Disclosure is in file; however, is dated 2 days prior to closing.
Late charge fee of 6% exceeds the max allowed of 5% for the state of Texas with interest rate greater than 10%.
 Total pts and fees ($5,376) exceeds TX Home Equity 3% fee cap ($3,840) by $1536. YSP included in 3% fee calculation. Recent TX Supreme Court decision (TX v. Norwood) affirmed the 3rd circuit ruling and held that “interest” as used in Section 50(a)(6)(E), means the amount calculated by multiplying the loan principal by the interest rate.    The Court also noted that the definition of interest was modified to include lender-retained fees after the regulations became effective.  Since none of the yield spread premium is retained by the lender (but instead goes to the broker), we do not believe YSP is considered “interest”, and thus are included in the Texas Home Equity 3% points and fees calculation and limitations.   Absent guidance on the effective date and whether this ruling is retroactive, JCIII has adopted the more conservative approach and applies this rule for all TX50a6 loans and will leave it to client's discretion to waive/override exception.
					A 50a6 violation may lead to forfeiture of all principal and interest.	Cashout Refi	Owner Occ	80	80	48.44
30000132	3	[3] Texas Section 50 ( a ) (6) violation [3] [TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Acknowledgement that borrower(s) received copies of all documents signed at closing not in file. [3] [TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Prior to 12/4/07, Acknowledgement that borrower is provided with documents signed within 3 business days of closing not in file. [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] Initial TIL Missing [2] State - Missing Collateral Protection Insurance Notice
[TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Acknowledgement that borrower(s) received copies of all documents signed at closing not in file.
[TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Prior to 12/4/07, Acknowledgement that borrower is provided with documents signed within 3 business days of closing not in file.
 Texas Section 50 ( a ) (6) violation - Total pts and fees ($5,646) exceeds TX Home Equity 3% fee cap ($5,629.44) by $16.56.  Discount points included in points and fees calculation. Recent TX Supreme Court decision in TX v. Norwood rules that discount points are included in TX 3% points and fees calculation.  Pending official guidance on whether this ruling is retroactive, JCIII has adopted the more conservative approach and applies this rule for all TX50a6 loans and will leave it to client's discretion to waive/override exception.
					A 50a6 violation may lead to forfeiture of all principal and interest.	Cashout Refi	Owner Occ	50.72	50.72	31.117
30000133	2	[2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Notice to Cosigner				Cashout Refi	Owner Occ	74.07	90	33.03
30000135	3	[3] Texas Section 50 ( a ) (6) violation [2] State - Missing Mortgage Banker Disclosure [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] Initial GFE Missing [2] Initial TIL Missing [2] Credit Score Disclosure Not Present	Texas Section 50 ( a ) (6) violation. CLTV exceeds 80% maximum permitted under TX50(a)(6).		A 50a6 violation may lead to forfeiture of all principal and interest.	Cashout Refi	Owner Occ	79.92	112.98
30000161	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment				Purchase	Owner Occ	95	95	49.582
30000162	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Broker Compensation Disclosure [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Borrower's Choice of Attorney Disclosure				Rate/Term Refi	Owner Occ	85	85	47.61
30000163	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Agency to Receive Borrower Complaints	Finance charges under disclosed by $225 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	80	45.31
30000164	2	[2] Flood Insurance Cert Missing [2] Initial TIL Missing [2] Missing Attorney Disclosure [2] Missing Insurance Disclosure [2] Missing Application Disclosure [2] Missing Mortgage Broker Agreement [2] Missing Initial Tax Authorization Notice				Cashout Refi	Owner Occ	78.59	78.59	38.8
30000165	1					Purchase	Investment Property	75	75	37.619
30000166	3
[3]   [TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Notice Concerning Equity Loan Extensions of Credit / Home Equity Disclosure not in file.
[3]   [TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Acknowledgement of Fair Market Value signed and dated by all borrowers  not in file.
[3]   [TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Acknowledgement that Final itemization of costs (HUD-1/HUD-1A) provided to borrower  not in file.
[3]   [TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Acknowledgement that borrower(s) received copies of all documents signed at closing  not in file.
[3]   [TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Prior to 12/4/07, Acknowledgement that borrower is provided with documents signed wihin 3 business days of closing not in file
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Notice of Penalties for Making False or Misleading Written Statement
[2]   Initial GFE Missing
[2]   Credit Score Disclosure Not Present
[2]   Initial TIL Missing
[2]   State - Missing Mortgage Banker Disclosure
[2]   State - Missing Residential Mortgage Loan Originator Disclosure
[2]   State - Missing Loan Agreement Rider
 [2]   State - Missing Collateral Protection Insurance Notice

[TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Acknowledgement of Fair Market Value signed and dated by all borrowers  not in file.
[TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Acknowledgement that borrower(s) received copies of all documents signed at closing  not in file.
[TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Acknowledgement that Final itemization of costs (HUD-1/HUD-1A) provided to borrower  not in file.
[TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Notice Concerning Equity Loan Extensions of Credit / Home Equity Disclosure not in file.
 [TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Prior to 12/4/07, Acknowledgement that borrower is provided with documents signed wihin 3 business days of closing not in file
					A 50a6 violation may lead to forfeiture of all principal and interest.	Cashout Refi	Owner Occ	73.25	73.25
30000167	3
[3]   ROR Violation Funding date is prior to or equals the ROR End Date
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Optional Credit Insurance Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
 [2]   Initial TIL Missing
			ROR executed by borrowers 6/XX/1999 with expiration of rescission period noted as 7/XX/1999. HUD reflects a funding date of 7/XX/1999, equal to the rescission period expiration date.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	89.85	89.85